Risk Categories - Financial Liabilities and Contractual Obligations (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	CAD 287,646	CAD 274,012
Contractual loans, equities and mortgages	2,933	2,386
Operating leases	923	944
Total contractual commitments	3,856	3,330
Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	18,439	18,947
Contractual loans, equities and mortgages	1,138	987
Operating leases	116	109
Total contractual commitments	1,254	1,096
1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,704	9,512
Contractual loans, equities and mortgages	820	461
Operating leases	207	212
Total contractual commitments	1,027	673
3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,916	9,619
Contractual loans, equities and mortgages	214	30
Operating leases	148	152
Total contractual commitments	362	182
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	251,587	235,934
Contractual loans, equities and mortgages	761	908
Operating leases	452	471
Total contractual commitments	1,213	1,379
Insurance and investment contract liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	267,704	253,122
Insurance and investment contract liabilities | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,242	10,249
Insurance and investment contract liabilities | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,552	8,393
Insurance and investment contract liabilities | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,729	8,363
Insurance and investment contract liabilities | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	242,181	226,117
Senior debentures and unsecured financing
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,518	5,507
Senior debentures and unsecured financing | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	120	110
Senior debentures and unsecured financing | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	516	520
Senior debentures and unsecured financing | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	489	485
Senior debentures and unsecured financing | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,393	4,392
Subordinated Debt
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,857	5,444
Subordinated Debt | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	126	150
Subordinated Debt | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	251	299
Subordinated Debt | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	251	299
Subordinated Debt | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,229	4,696
Bond repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,976	1,789
Bond repurchase agreements | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,976	1,789
Bond repurchase agreements | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Bond repurchase agreements | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Bond repurchase agreements | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,814	6,530
Accounts payable and accrued expenses | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,814	6,530
Accounts payable and accrued expenses | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Accounts payable and accrued expenses | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Secured borrowings from mortgage securitization
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,513	1,289
Secured borrowings from mortgage securitization | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	81	22
Secured borrowings from mortgage securitization | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	333	251
Secured borrowings from mortgage securitization | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	398	419
Secured borrowings from mortgage securitization | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	701	597
Borrowed funds
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	264	331
Borrowed funds | Under 1 Year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	80	97
Borrowed funds | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	52	49
Borrowed funds | 3 years to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	49	53
Borrowed funds | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	CAD 83	CAD 132